Summary of Liabilities for Variable Contract Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	$ 166,427	$ 181,131
Incurred guaranteed benefits	(22,674)	(11,222)
Paid guaranteed benefits	(1,508)	(3,482)
Ending balance	142,245	166,427
Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	1,985	2,239
Incurred guaranteed benefits	260	528
Paid guaranteed benefits	(207)	(782)
Ending balance	2,038	1,985
Guaranteed Minimum Income Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	3,217	4,023
Incurred guaranteed benefits	(185)	(246)
Paid guaranteed benefits	(1,288)	(560)
Ending balance	1,744	3,217
Guaranteed Minimum Accumulation Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	16,594	27,579
Incurred guaranteed benefits	(6,063)	(8,845)
Paid guaranteed benefits	(13)	(2,140)
Ending balance	10,518	16,594
Guaranteed Minimum Withdrawal Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	144,631	147,290
Incurred guaranteed benefits	(16,686)	(2,659)
Ending balance	$ 127,945	$ 144,631